Document And Entity Information	Feb. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 02, 2022
Entity File Number	001-39182
Entity Registrant Name	FFBW, INC. /MD/
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	37-1962248
Entity Address, Address Line One	1360 South Moorland Road
Entity Address, City or Town	Brookfield
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53005
City Area Code	262
Local Phone Number	542-4448
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FFBW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001787384
Amendment Flag	false